Performance Management	Dec. 31, 2025
MFS Global Equity Series
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]

The bar chart and performance table below are intended to provide some indication of the risks of investing in the fund by showing changes in the fund’s performance over time and how the fund's performance over time compares with that of a broad measure of market performance.

The fund’s past performance does not necessarily indicate how the fund will perform in the future. Updated performance is available at mfs.com or by calling 1-877-411-3325. If the fees and expenses imposed by the insurance company that issued your variable contracts or other eligible investor through which an investment in the fund is made were included, they would reduce the returns shown.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance does not necessarily indicate how the fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and performance table below are intended to provide some indication of the risks of investing in the fund by showing changes in the fund’s performance over time and how the fund's performance over time compares with that of a broad measure of market performance.
Bar Chart [Heading]	Initial Class Bar Chart.
Bar Chart Closing [Text Block]

The total return for the three-month period ended March 31, 2026, was (8.05)%. During the period(s) shown in the bar chart, the highest quarterly return was 17.15% (for the calendar quarter ended June 30, 2020) and the lowest quarterly return was (22.20)% (for the calendar quarter ended March 31, 2020).

Performance Table Heading	Performance Table.
Performance [Table]
Average Annual Total Returns - MFS Global Equity Series		12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
MSCI World Index (net div) | Average Annual Return, Label [Optional Text]	MSCI World Index (net div)
MSCI World Index (net div) | Average Annual Return, Percent		21.09%	12.15%	12.17%
Initial Class Shares | Average Annual Return, Percent		13.59%	5.72%	8.91%
Service Class Shares | Average Annual Return, Percent		13.28%	5.45%	8.64%

Average Annual Return, Caption [Optional Text]	Average Annual Total Returns (For the Periods Ended December 31, 2025)
Index No Deduction for Fees, Expenses, or Taxes [Text]	Reflects no deduction for fees, expenses, or taxes
Performance Availability Website Address [Text]	mfs.com
Performance Availability Phone [Text]	1-877-411-3325
MFS Global Equity Series | Initial Class Shares
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	The total return for the three-month period ended
Bar Chart, Year to Date Return	(8.05%)
Bar Chart, Year to Date Return, Date	Mar. 31, 2026
Highest Quarterly Return, Label [Optional Text]	highest quarterly return
Highest Quarterly Return	17.15%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	lowest quarterly return
Lowest Quarterly Return	(22.20%)
Lowest Quarterly Return, Date	Mar. 31, 2020
MFS Growth Series
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]

The bar chart and performance table below are intended to provide some indication of the risks of investing in the fund by showing changes in the fund’s performance over time and how the fund's performance over time compares with that of (i) a broad measure of market performance and (ii) the performance of an additional index that the adviser believes more closely reflects the market segments in which the fund invests.

Performance information prior to June 18, 2025, reflects time periods when the fund was classified as a diversified fund. The fund was reclassified from diversified to non-diversified effective June 18, 2025. The fund’s past performance does not necessarily indicate how the fund will perform in the future. Updated performance is available at mfs.com or by calling 1-877-411-3325. If the fees and expenses imposed by the insurance company that issued your variable contracts or other eligible investor through which an investment in the fund is made were included, they would reduce the returns shown.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance does not necessarily indicate how the fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and performance table below are intended to provide some indication of the risks of investing in the fund by showing changes in the fund’s performance over time and how the fund's performance over time compares with that of (i) a broad measure of market performance and (ii) the performance of an additional index that the adviser believes more closely reflects the market segments in which the fund invests.
Bar Chart [Heading]	Initial Class Bar Chart.
Bar Chart Closing [Text Block]

The total return for the three-month period ended March 31, 2026, was (10.33)%. During the period(s) shown in the bar chart, the highest quarterly return was 25.19% (for the calendar quarter ended June 30, 2020) and the lowest quarterly return was (19.44)% (for the calendar quarter ended June 30, 2022).

Performance Table Heading	Performance Table.
Performance [Table]
Average Annual Total Returns - MFS Growth Series		12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Russell 3000® Index | Average Annual Return, Label [Optional Text]	Russell 3000® Index
Russell 3000® Index | Average Annual Return, Percent		17.15%	13.15%	14.29%
Russell 1000® Growth Index | Average Annual Return, Label [Optional Text]	Russell 1000® Growth Index
Russell 1000® Growth Index | Average Annual Return, Percent		18.56%	15.32%	18.13%
Initial Class Shares | Average Annual Return, Percent		12.19%	11.10%	15.60%
Service Class Shares | Average Annual Return, Percent		11.90%	10.82%	15.31%

Average Annual Return, Caption [Optional Text]	Average Annual Total Returns (For the Periods Ended December 31, 2025)
Index No Deduction for Fees, Expenses, or Taxes [Text]	Reflects no deduction for fees, expenses, or taxes
Performance Availability Website Address [Text]	mfs.com
Performance Availability Phone [Text]	1-877-411-3325
MFS Growth Series | Initial Class Shares
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	The total return for the three-month period ended
Bar Chart, Year to Date Return	(10.33%)
Bar Chart, Year to Date Return, Date	Mar. 31, 2026
Highest Quarterly Return, Label [Optional Text]	highest quarterly return
Highest Quarterly Return	25.19%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	lowest quarterly return
Lowest Quarterly Return	(19.44%)
Lowest Quarterly Return, Date	Jun. 30, 2022
MFS Investors Trust Series
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]

The bar chart and performance table below are intended to provide some indication of the risks of investing in the fund by showing changes in the fund’s performance over time and how the fund's performance over time compares with that of a broad measure of market performance.

The fund’s past performance does not necessarily indicate how the fund will perform in the future. Updated performance is available at mfs.com or by calling 1-877-411-3325. If the fees and expenses imposed by the insurance company that issued your variable contracts or other eligible investor through which an investment in the fund is made were included, they would reduce the returns shown.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance does not necessarily indicate how the fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and performance table below are intended to provide some indication of the risks of investing in the fund by showing changes in the fund’s performance over time and how the fund's performance over time compares with that of a broad measure of market performance.
Bar Chart [Heading]	Initial Class Bar Chart.
Bar Chart Closing [Text Block]

The total return for the three-month period ended March 31, 2026, was (3.98)%. During the period(s) shown in the bar chart, the highest quarterly return was 19.27% (for the calendar quarter ended June 30, 2020) and the lowest quarterly return was (20.44)% (for the calendar quarter ended March 31, 2020).

Performance Table Heading	Performance Table.
Performance [Table]
Average Annual Total Returns - MFS Investors Trust Series		12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Standard & Poor's 500 Stock Index | Average Annual Return, Label [Optional Text]	Standard & Poor's 500 Stock Index
Standard & Poor's 500 Stock Index | Average Annual Return, Percent		17.88%	14.42%	14.82%
Initial Class Shares | Average Annual Return, Percent		13.57%	11.33%	12.49%
Service Class Shares | Average Annual Return, Percent		13.32%	11.06%	12.21%

Average Annual Return, Caption [Optional Text]	Average Annual Total Returns (For the Periods Ended December 31, 2025)
Index No Deduction for Fees, Expenses, or Taxes [Text]	Reflects no deduction for fees, expenses, or taxes
Performance Availability Website Address [Text]	mfs.com
Performance Availability Phone [Text]	1-877-411-3325
MFS Investors Trust Series | Initial Class Shares
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	The total return for the three-month period ended
Bar Chart, Year to Date Return	(3.98%)
Bar Chart, Year to Date Return, Date	Mar. 31, 2026
Highest Quarterly Return, Label [Optional Text]	highest quarterly return
Highest Quarterly Return	19.27%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	lowest quarterly return
Lowest Quarterly Return	(20.44%)
Lowest Quarterly Return, Date	Mar. 31, 2020
MFS Mid Cap Growth Series
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]

The bar chart and performance table below are intended to provide some indication of the risks of investing in the fund by showing changes in the fund’s performance over time and how the fund's performance over time compares with that of (i) a broad measure of market performance and (ii) the performance of an additional index that the adviser believes more closely reflects the market segments in which the fund invests.

The fund’s past performance does not necessarily indicate how the fund will perform in the future. Updated performance is available at mfs.com or by calling 1-877-411-3325. If the fees and expenses imposed by the insurance company that issued your variable contracts or other eligible investor through which an investment in the fund is made were included, they would reduce the returns shown.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance does not necessarily indicate how the fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and performance table below are intended to provide some indication of the risks of investing in the fund by showing changes in the fund’s performance over time and how the fund's performance over time compares with that of (i) a broad measure of market performance and (ii) the performance of an additional index that the adviser believes more closely reflects the market segments in which the fund invests.
Bar Chart [Heading]	Initial Class Bar Chart.
Bar Chart Closing [Text Block]

The total return for the three-month period ended March 31, 2026, was (6.27)%. During the period(s) shown in the bar chart, the highest quarterly return was 26.74% (for the calendar quarter ended June 30, 2020) and the lowest quarterly return was (17.49)% (for the calendar quarter ended June 30, 2022).

Performance Table Heading	Performance Table.
Performance [Table]
Average Annual Total Returns - MFS Mid Cap Growth Series		12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Russell 3000® Index | Average Annual Return, Label [Optional Text]	Russell 3000® Index
Russell 3000® Index | Average Annual Return, Percent		17.15%	13.15%	14.29%
Russell Midcap® Growth Index | Average Annual Return, Label [Optional Text]	Russell Midcap® Growth Index
Russell Midcap® Growth Index | Average Annual Return, Percent		8.66%	6.65%	12.49%
Initial Class Shares | Average Annual Return, Percent		3.66%	3.26%	11.60%
Service Class Shares | Average Annual Return, Percent		3.40%	3.03%	11.32%

Average Annual Return, Caption [Optional Text]	Average Annual Total Returns (For the Periods Ended December 31, 2025)
Index No Deduction for Fees, Expenses, or Taxes [Text]	Reflects no deduction for fees, expenses, or taxes
Performance Availability Website Address [Text]	mfs.com
Performance Availability Phone [Text]	1-877-411-3325
MFS Mid Cap Growth Series | Initial Class Shares
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	The total return for the three-month period ended
Bar Chart, Year to Date Return	(6.27%)
Bar Chart, Year to Date Return, Date	Mar. 31, 2026
Highest Quarterly Return, Label [Optional Text]	highest quarterly return
Highest Quarterly Return	26.74%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	lowest quarterly return
Lowest Quarterly Return	(17.49%)
Lowest Quarterly Return, Date	Jun. 30, 2022
MFS New Discovery Series
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]

The bar chart and performance table below are intended to provide some indication of the risks of investing in the fund by showing changes in the fund’s performance over time and how the fund's performance over time compares with that of (i) a broad measure of market performance and (ii) the performance of an additional index that the adviser believes more closely reflects the market segments in which the fund invests.

The fund’s past performance does not necessarily indicate how the fund will perform in the future. Updated performance is available at mfs.com or by calling 1-877-411-3325. If the fees and expenses imposed by the insurance company that issued your variable contracts or other eligible investor through which an investment in the fund is made were included, they would reduce the returns shown.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance does not necessarily indicate how the fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and performance table below are intended to provide some indication of the risks of investing in the fund by showing changes in the fund’s performance over time and how the fund's performance over time compares with that of (i) a broad measure of market performance and (ii) the performance of an additional index that the adviser believes more closely reflects the market segments in which the fund invests.
Bar Chart [Heading]	Initial Class Bar Chart.
Bar Chart Closing [Text Block]

The total return for the three-month period ended March 31, 2026, was (1.92)%. During the period(s) shown in the bar chart, the highest quarterly return was 35.77% (for the calendar quarter ended June 30, 2020) and the lowest quarterly return was (22.53)% (for the calendar quarter ended March 31, 2020).

Performance Table Heading	Performance Table.
Performance [Table]
Average Annual Total Returns - MFS New Discovery Series		12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Russell 3000® Index | Average Annual Return, Label [Optional Text]	Russell 3000® Index
Russell 3000® Index | Average Annual Return, Percent		17.15%	13.15%	14.29%
Russell 2000® Growth Index | Average Annual Return, Label [Optional Text]	Russell 2000® Growth Index
Russell 2000® Growth Index | Average Annual Return, Percent		13.01%	3.18%	9.57%
Initial Class Shares | Average Annual Return, Percent		12.96%	(0.28%)	10.74%
Service Class Shares | Average Annual Return, Percent		12.56%	(0.54%)	10.46%

Average Annual Return, Caption [Optional Text]	Average Annual Total Returns (For the Periods Ended December 31, 2025)
Index No Deduction for Fees, Expenses, or Taxes [Text]	Reflects no deduction for fees, expenses, or taxes
Performance Availability Website Address [Text]	mfs.com
Performance Availability Phone [Text]	1-877-411-3325
MFS New Discovery Series | Initial Class Shares
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	The total return for the three-month period ended
Bar Chart, Year to Date Return	(1.92%)
Bar Chart, Year to Date Return, Date	Mar. 31, 2026
Highest Quarterly Return, Label [Optional Text]	highest quarterly return
Highest Quarterly Return	35.77%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	lowest quarterly return
Lowest Quarterly Return	(22.53%)
Lowest Quarterly Return, Date	Mar. 31, 2020
MFS Total Return Bond Series
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]

The bar chart and performance table below are intended to provide some indication of the risks of investing in the fund by showing changes in the fund’s performance over time and how the fund's performance over time compares with that of a broad measure of market performance.

The fund’s past performance does not necessarily indicate how the fund will perform in the future. Updated performance is available at mfs.com or by calling 1-877-411-3325. If the fees and expenses imposed by the insurance company that issued your variable contracts or other eligible investor through which an investment in the fund is made were included, they would reduce the returns shown.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance does not necessarily indicate how the fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and performance table below are intended to provide some indication of the risks of investing in the fund by showing changes in the fund’s performance over time and how the fund's performance over time compares with that of a broad measure of market performance.
Bar Chart [Heading]	Initial Class Bar Chart.
Bar Chart Closing [Text Block]

The total return for the three-month period ended March 31, 2026, was 0.08%. During the period(s) shown in the bar chart, the highest quarterly return was 7.24% (for the calendar quarter ended December 31, 2023) and the lowest quarterly return was (6.00)% (for the calendar quarter ended June 30, 2022).

Performance Table Heading	Performance Table.
Performance [Table]
Average Annual Total Returns - MFS Total Return Bond Series		12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Bloomberg U.S. Aggregate Bond Index | Average Annual Return, Label [Optional Text]	Bloomberg U.S. Aggregate Bond Index
Bloomberg U.S. Aggregate Bond Index | Average Annual Return, Percent		7.30%	(0.36%)	2.01%
Initial Class Shares | Average Annual Return, Percent		7.17%	0.15%	2.63%
Service Class Shares | Average Annual Return, Percent		6.94%	(0.09%)	2.38%

Average Annual Return, Caption [Optional Text]	Average Annual Total Returns (For the Periods Ended December 31, 2025)
Index No Deduction for Fees, Expenses, or Taxes [Text]	Reflects no deduction for fees, expenses, or taxes
Performance Availability Website Address [Text]	mfs.com
Performance Availability Phone [Text]	1-877-411-3325
MFS Total Return Bond Series | Initial Class Shares
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	The total return for the three-month period ended
Bar Chart, Year to Date Return	0.08%
Bar Chart, Year to Date Return, Date	Mar. 31, 2026
Highest Quarterly Return, Label [Optional Text]	highest quarterly return
Highest Quarterly Return	7.24%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	lowest quarterly return
Lowest Quarterly Return	(6.00%)
Lowest Quarterly Return, Date	Jun. 30, 2022
MFS Research Series
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]

The bar chart and performance table below are intended to provide some indication of the risks of investing in the fund by showing changes in the fund’s performance over time and how the fund's performance over time compares with that of a broad measure of market performance.

The fund’s past performance does not necessarily indicate how the fund will perform in the future. Updated performance is available at mfs.com or by calling 1-877-411-3325. If the fees and expenses imposed by the insurance company that issued your variable contracts or other eligible investor through which an investment in the fund is made were included, they would reduce the returns shown.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance does not necessarily indicate how the fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and performance table below are intended to provide some indication of the risks of investing in the fund by showing changes in the fund’s performance over time and how the fund's performance over time compares with that of a broad measure of market performance.
Bar Chart [Heading]	Initial Class Bar Chart.
Bar Chart Closing [Text Block]

The total return for the three-month period ended March 31, 2026, was (4.82)%. During the period(s) shown in the bar chart, the highest quarterly return was 19.27% (for the calendar quarter ended June 30, 2020) and the lowest quarterly return was (18.35)% (for the calendar quarter ended March 31, 2020).

Performance Table Heading	Performance Table.
Performance [Table]
Average Annual Total Returns - MFS Research Series		12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Standard & Poor's 500 Stock Index | Average Annual Return, Label [Optional Text]	Standard & Poor's 500 Stock Index
Standard & Poor's 500 Stock Index | Average Annual Return, Percent		17.88%	14.42%	14.82%
Initial Class Shares | Average Annual Return, Percent		12.85%	11.15%	12.93%
Service Class Shares | Average Annual Return, Percent		12.57%	10.87%	12.65%

Average Annual Return, Caption [Optional Text]	Average Annual Total Returns (For the Periods Ended December 31, 2025)
Index No Deduction for Fees, Expenses, or Taxes [Text]	Reflects no deduction for fees, expenses, or taxes
Performance Availability Website Address [Text]	mfs.com
Performance Availability Phone [Text]	1-877-411-3325
MFS Research Series | Initial Class Shares
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	The total return for the three-month period ended
Bar Chart, Year to Date Return	(4.82%)
Bar Chart, Year to Date Return, Date	Mar. 31, 2026
Highest Quarterly Return, Label [Optional Text]	highest quarterly return
Highest Quarterly Return	19.27%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	lowest quarterly return
Lowest Quarterly Return	(18.35%)
Lowest Quarterly Return, Date	Mar. 31, 2020
MFS Total Return Series
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]

The bar chart and performance table below are intended to provide some indication of the risks of investing in the fund by showing changes in the fund’s performance over time and how the fund's performance over time compares with that of (i) a broad measure of market performance and (ii) the performance of additional indices that the adviser believes more closely reflects the market segments in which the fund invests.

The fund’s past performance does not necessarily indicate how the fund will perform in the future. Updated performance is available at mfs.com or by calling 1-877-411-3325. If the fees and expenses imposed by the insurance company that issued your variable contracts or other eligible investor through which an investment in the fund is made were included, they would reduce the returns shown.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance does not necessarily indicate how the fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and performance table below are intended to provide some indication of the risks of investing in the fund by showing changes in the fund’s performance over time and how the fund's performance over time compares with that of (i) a broad measure of market performance and (ii) the performance of additional indices that the adviser believes more closely reflects the market segments in which the fund invests.
Performance Additional Market Index [Text]	As of December 31, 2025, the MFS Total Return Blended Index (the Blended Index) consisted of the following indices and weightings: 60% Standard & Poor's 500 Stock Index and 40% Bloomberg U.S. Aggregate Bond Index. The components and weightings of the Blended Index may have differed during the periods and may differ in the future.
Bar Chart [Heading]	Initial Class Bar Chart.
Bar Chart Closing [Text Block]

The total return for the three-month period ended March 31, 2026, was 1.37%. During the period(s) shown in the bar chart, the highest quarterly return was 12.04% (for the calendar quarter ended June 30, 2020) and the lowest quarterly return was (14.26)% (for the calendar quarter ended March 31, 2020).

Performance Table Heading	Performance Table.
Performance [Table]
Average Annual Total Returns - MFS Total Return Series		12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Standard & Poor's 500 Stock Index | Average Annual Return, Label [Optional Text]	Standard & Poor's 500 Stock Index
Standard & Poor's 500 Stock Index | Average Annual Return, Percent		17.88%	14.42%	14.82%
MFS Total Return Blended Index | Average Annual Return, Label [Optional Text]	MFS Total Return Blended Index
MFS Total Return Blended Index | Average Annual Return, Percent		13.70%	8.47%	9.78%
Bloomberg U.S. Aggregate Bond Index | Average Annual Return, Label [Optional Text]	Bloomberg U.S. Aggregate Bond Index
Bloomberg U.S. Aggregate Bond Index | Average Annual Return, Percent		7.30%	(0.36%)	2.01%
Initial Class Shares | Average Annual Return, Percent		11.16%	6.42%	7.63%
Service Class Shares | Average Annual Return, Percent		10.91%	6.16%	7.36%

Average Annual Return, Caption [Optional Text]	Average Annual Total Returns (For the Periods Ended December 31, 2025)
Index No Deduction for Fees, Expenses, or Taxes [Text]	Reflects no deduction for fees, expenses, or taxes
Performance Table Closing [Text Block]

As of December 31, 2025, the MFS Total Return Blended Index (the Blended Index) consisted of the following indices and weightings: 60% Standard & Poor's 500 Stock Index and 40% Bloomberg U.S. Aggregate Bond Index. The components and weightings of the Blended Index may have differed during the periods and may differ in the future.

Performance Availability Website Address [Text]	mfs.com
Performance Availability Phone [Text]	1-877-411-3325
MFS Total Return Series | Initial Class Shares
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	The total return for the three-month period ended
Bar Chart, Year to Date Return	1.37%
Bar Chart, Year to Date Return, Date	Mar. 31, 2026
Highest Quarterly Return, Label [Optional Text]	highest quarterly return
Highest Quarterly Return	12.04%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	lowest quarterly return
Lowest Quarterly Return	(14.26%)
Lowest Quarterly Return, Date	Mar. 31, 2020
MFS Utilities Series
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]

The bar chart and performance table below are intended to provide some indication of the risks of investing in the fund by showing changes in the fund’s performance over time and how the fund's performance over time compares with that of (i) a broad measure of market performance and (ii) the performance of an additional index that the adviser believes more closely reflects the market segments in which the fund invests.

The fund’s past performance does not necessarily indicate how the fund will perform in the future. Updated performance is available at mfs.com or by calling 1-877-411-3325. If the fees and expenses imposed by the insurance company that issued your variable contracts or other eligible investor through which an investment in the fund is made were included, they would reduce the returns shown.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance does not necessarily indicate how the fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and performance table below are intended to provide some indication of the risks of investing in the fund by showing changes in the fund’s performance over time and how the fund's performance over time compares with that of (i) a broad measure of market performance and (ii) the performance of an additional index that the adviser believes more closely reflects the market segments in which the fund invests.
Bar Chart [Heading]	Initial Class Bar Chart.
Bar Chart Closing [Text Block]

The total return for the three-month period ended March 31, 2026, was 9.12%. During the period(s) shown in the bar chart, the highest quarterly return was 18.31% (for the calendar quarter ended September 30, 2024) and the lowest quarterly return was (17.74)% (for the calendar quarter ended March 31, 2020).

Performance Table Heading	Performance Table.
Performance [Table]
Average Annual Total Returns - MFS Utilities Series		12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Standard & Poor's 500 Stock Index | Average Annual Return, Label [Optional Text]	Standard & Poor's 500 Stock Index
Standard & Poor's 500 Stock Index | Average Annual Return, Percent		17.88%	14.42%	14.82%
Standard & Poor's 500 Utilities Index | Average Annual Return, Label [Optional Text]	Standard & Poor's 500 Utilities Index
Standard & Poor's 500 Utilities Index | Average Annual Return, Percent		16.04%	9.73%	10.61%
Initial Class Shares | Average Annual Return, Percent		15.01%	7.64%	9.49%
Service Class Shares | Average Annual Return, Percent		14.76%	7.38%	9.22%

Average Annual Return, Caption [Optional Text]	Average Annual Total Returns (For the Periods Ended December 31, 2025)
Index No Deduction for Fees, Expenses, or Taxes [Text]	Reflects no deduction for fees, expenses, or taxes
Performance Availability Website Address [Text]	mfs.com
Performance Availability Phone [Text]	1-877-411-3325
MFS Utilities Series | Initial Class Shares
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	The total return for the three-month period ended
Bar Chart, Year to Date Return	9.12%
Bar Chart, Year to Date Return, Date	Mar. 31, 2026
Highest Quarterly Return, Label [Optional Text]	highest quarterly return
Highest Quarterly Return	18.31%
Highest Quarterly Return, Date	Sep. 30, 2024
Lowest Quarterly Return, Label [Optional Text]	lowest quarterly return
Lowest Quarterly Return	(17.74%)
Lowest Quarterly Return, Date	Mar. 31, 2020
MFS Value Series
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]

The bar chart and performance table below are intended to provide some indication of the risks of investing in the fund by showing changes in the fund’s performance over time and how the fund's performance over time compares with that of (i) a broad measure of market performance and (ii) the performance of an additional index that the adviser believes more closely reflects the market segments in which the fund invests.

The fund’s past performance does not necessarily indicate how the fund will perform in the future. Updated performance is available at mfs.com or by calling 1-877-411-3325. If the fees and expenses imposed by the insurance company that issued your variable contracts or other eligible investor through which an investment in the fund is made were included, they would reduce the returns shown.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance does not necessarily indicate how the fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and performance table below are intended to provide some indication of the risks of investing in the fund by showing changes in the fund’s performance over time and how the fund's performance over time compares with that of (i) a broad measure of market performance and (ii) the performance of an additional index that the adviser believes more closely reflects the market segments in which the fund invests.
Bar Chart [Heading]	Initial Class Bar Chart.
Bar Chart Closing [Text Block]

The total return for the three-month period ended March 31, 2026, was 1.08%. During the period(s) shown in the bar chart, the highest quarterly return was 14.06% (for the calendar quarter ended June 30, 2020) and the lowest quarterly return was (23.96)% (for the calendar quarter ended March 31, 2020).

Performance Table Heading	Performance Table.
Performance [Table]
Average Annual Total Returns - MFS Value Series		12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Russell 3000® Index | Average Annual Return, Label [Optional Text]	Russell 3000® Index
Russell 3000® Index | Average Annual Return, Percent		17.15%	13.15%	14.29%
Russell 1000® Value Index | Average Annual Return, Label [Optional Text]	Russell 1000® Value Index
Russell 1000® Value Index | Average Annual Return, Percent		15.91%	11.33%	10.53%
Initial Class Shares | Average Annual Return, Percent		13.01%	9.95%	10.05%
Service Class Shares | Average Annual Return, Percent		12.77%	9.69%	9.77%

Average Annual Return, Caption [Optional Text]	Average Annual Total Returns (For the Periods Ended December 31, 2025)
Index No Deduction for Fees, Expenses, or Taxes [Text]	Reflects no deduction for fees, expenses, or taxes
Performance Availability Website Address [Text]	mfs.com
Performance Availability Phone [Text]	1-877-411-3325
MFS Value Series | Initial Class Shares
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	The total return for the three-month period ended
Bar Chart, Year to Date Return	1.08%
Bar Chart, Year to Date Return, Date	Mar. 31, 2026
Highest Quarterly Return, Label [Optional Text]	highest quarterly return
Highest Quarterly Return	14.06%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	lowest quarterly return
Lowest Quarterly Return	(23.96%)
Lowest Quarterly Return, Date	Mar. 31, 2020